INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The components of definite-lived and indefinite-lived intangible assets are as follows. Refer to Note 14 for VOBA asset, which is an actuarial intangible asset arising from a business combination.

	June 30, 2024			December 31, 2023
AS OF US$ MILLIONS	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Distributor relationships	$1,505	$(12)	$1,493	$28	$—	$28
Trade name	71	(5)	66	24	(2)	22
Unpaid claims reserve intangible asset	103	(20)	83	104	(5)	99
Software and other	69	(5)	64	32	(2)	30
Total definite-lived intangible assets	1,748	(42)	1,706	188	(9)	179
Indefinite-lived intangible assets:
Insurance licenses	71	—	71	56	—	56
Total	$1,819	$(42)	$1,777	$244	$(9)	$235
No impairment expenses of intangible assets were recognized for the six months ended June 30, 2024 and 2023. We estimate that our intangible assets do not have any significant residual value in determining their amortization. Amortization expenses were $23 million and $35 million for the three and six months ended June 30, 2024 respectively, and nil and $1 million for the three and six months ended June 30, 2023 respectively.
The following table outlines the estimated future amortization expense related to definite-lived intangible assets held as of June 30, 2024.

Years	US$ MILLIONS
2024[1]	$57
2025	105
2026	97
2027	92
2028	86
Thereafter	1,269
Total amortization expense	$1,706
1.Expected amortization for the remainder of 2024.